Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (7,104)	$ (18,435)	$ (30,051)	$ (45,715)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	640	662	1,313	1,470
Amortization of discount on note payable	0	577	1,076	1,417
Loss on extinguishment of debt			732
Gain realized on sale of investment securities	(8)	0
Accretion of premium on investment securities	14	286	456	428
Loss on disposal of facilities and equipment	0	65	62
Asset impairment loss				2,073
Restructuring	0	670	75	18
Interest accrued on capital lease obligation	44	44	89
Amendment of exercise price for certain warrants				33
Stock-based compensation issued for services	(12)	373	364	219
Stock-based employee compensation	1,867	5,429	8,545	7,074
Change in operating assets and liabilities:
Prepaid expenses and other assets	385	109	24	186
Accounts payable	769	(306)	(457)	245
Accrued liabilities	(298)	(4,833)	(6,504)	(2,939)
Net cash used in operating activities	(3,703)	(15,359)	(24,276)	(35,491)
Cash flows from investing activities:
Proceeds from maturities of investment securities	3,032	15,439	31,296	53,676
Purchases of investment securities	0	(7,322)	(7,322)	(52,607)
Facilities and equipment purchases	(9)	0	(7)	(21)
Proceeds from disposals of equipment and facilities	0	42	58	112
Net cash provided by investing activities	3,023	8,159	24,025	1,160
Cash flows from financing activities:
Repayment of principal on note payable	0	(4,618)	(20,388)	(7,886)
Proceeds from stock options and warrants exercised				820
Repayment of capital lease obligation	0	(38)	(38)	(32)
Net proceeds from issuance of common stock and warrants	3,184	6,092	6,092	13,723
Decrease in restricted cash	0	123	123
Payment of preferred dividends	(96)	(96)	(192)	(500)
Net cash (used in) provided by financing activities	3,088	1,463	(14,403)	6,125
Net increase (decrease) in cash and cash equivalents	2,408	(5,737)	(14,654)	(28,206)
Cash and cash equivalents:
Beginning of period	1,284	15,938	15,938	44,144
End of period	3,692	10,201	1,284	15,938
Supplemental disclosure of non-cash financing activities:
Accrual of preferred dividends	96	70	166	500
Increase in capital leases				1,485
Preferred stock dividends, in-kind	0	570	570
Supplemental disclosure of cash paid during the period for:
Interest	$ 0	$ 635	$ 1,637	$ 1,746